Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 10 — Income Taxes
There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception.
The Company’s effective tax rate was 0% for the three months ended March 31, 2022 and 2021. The effective tax rate was lower than the U.S. federal statutory rate of
21
% due to the Company’s full valuation allowance recorded against its deferred tax assets.
As a result of the Business Combination, the Company’s federal, state, and foreign net operation loss carryforward was $53,904, $35,976 and $4,303, respectively, as of December 31, 2021. Federal and state tax laws impose substantial restrictions on the utilization of net operating loss carryforwards in the event of an “ownership change” as defined in Section 382 of the Internal Revenue code. Such a limitation could result in limitation in the use of the net operating losses in future years and possibly a reduction of the net operating losses available.

NOTE 9 — Income Taxes
The Company’s effective tax rate was 0% for the years ended December 31, 2021 and 2020. The effective tax rate was lower than the U.S. federal statutory rate primarily due to the Company’s valuation allowance recorded against its deferred tax assets.
The Company has not identified any unrecognized tax benefits or uncertain tax positions. No liability is recorded on the financial statements and no accrual for interest and penalties was required as of December 31, 2021. The Company does not expect any material changes related to uncertain tax positions during the next 12 months.
The Company files income tax returns in the U.S. federal jurisdiction and various U.S. state and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world. All tax years remain open to examination by major taxing jurisdictions to which the Company is subject to.
The components of net loss before income taxes for the years ended December 31, 2021 and 2020 consisted of the following:

	2021	2020
United States	$(12,142)	$(9,687)
Foreign	118	(277)

	$(12,024)	$(9,964)

The provision for income taxes differs from the amount estimated by applying the statutory federal income tax rate to net loss before taxes as follows:

	2021	2020
Federal tax benefit at statutory rate	$(2,525)	$(2,093)
State income tax benefit at statutory rate, net of federal benefit	(359)	(316)
Permanent differences	282	197
Change in valuation allowance	2,626	2,206
Deferred adjustments	6	595
Net operating loss carryback – CARES Act	—	(685)
Other adjustments, net	(30)	96

Provision for income taxes	$—	$—

The components of deferred tax assets and liabilities consist of the following:

	2021	2020
Deferred tax assets
Net operating loss carryforwards – domestic	$12,610	$9,895
Net operating loss carryforwards – foreign	1,220	1,252
Intangible assets	12,426	13,576
Accruals	1,398	659
Interest limitation	324	—
Other	60	118

Total deferred tax assets	$28,038	$(25,500)
Valuation allowance	(28,027)	(25,401)

Total deferred tax assets, net of allowance	$11	$99

Deferred tax liabilities
Other	$(11)	$(99)

Total deferred tax liabilities	$(11)	$(99)

Total deferred tax assets, net	$—	$—

The Company has recorded a full valuation allowance against its net deferred tax assets due to the uncertainty as to whether such assets will be realized. The valuation allowance increased primarily due to the generation of current year net operating losses.
As of December 31, 2021, the Company had $52,952 of U.S. federal, $35,976 of state, and $4,303 of foreign net operating losses available to offset future taxable income. The state net operating loss carryforwards will begin to expire in 2039, if not utilized. The federal net operating losses can be carried forward indefinitely and will not expire. In addition, the use of net operating loss and tax credit carryforwards may be limited under Section 382 of the Internal Revenue Code in certain situations where changes occur in the stock ownership of a company. In the event that the Company has had a change in ownership, utilization of the carryforwards could be restricted.
The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. Management believes all the income tax returns filed since inception remain open to examination by the major domestic and foreign taxing jurisdictions to which the Company is subject due net operating loss carry forwards.
The Coronavirus Aid, Relief, and Economic Security (“CARES”) Act was enacted March 27, 2020. Among the business provisions, the CARES Act provided for various payroll tax incentives, changes to net operating loss carryback and carryforward rules, business interest expense limitation increases, and bonus depreciation on qualified improvement property. Additionally, the Consolidated Appropriations Act of 2021 was signed on December 27, 2020, which provided additional COVID relief provisions for businesses. The Company has evaluated the impact of both Acts and has determined that any impact is not material to its financial statements.
As of December 31, 2021, the Company asserts to indefinitely reinvest undistributed earnings to ensure sufficient working capital and further expansion of existing operations outside the U.S. As of December 31, 2021 and 2020, the Company’s foreign subsidiaries operated at a cumulative deficit for U.S. earnings and profit purposes. In the event the Company is required to repatriate funds from outside of the U.S., such repatriation would be subject to local laws, customs, and tax consequences. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.